Investment and other income - Detailed Information about Investment and Other Income (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of detailed information about investment and other income [abstract]
Fair value gain on financial assets held for trading/ fair value through profit or loss (FVTPL)	[1]	₨ 18,393	$ 266	₨ 16,530	₨ 32,630
Interest income:
Interest income on financial assets held for trading/FVTPL		9,286	134	7,260	8,070
Interest income on bank deposits at amortized cost		1,428	21	1,327	1,712
Interest income on loans and receivables at amortized cost		2,261	33	2,502	2,608
Others		1,217	18	2,175	585
Dividend income on available for sale investments/investments held at FVOCI		10	0	10	3
Dividend income - financial assets held for trading/FVTPL		296	4	101	4
Bargain gain net of acquisition cost (Refer Note 4(b))				720
Foreign exchange gain/ (loss) net		(1,351)	(20)	736	(184)
Investment and other income		₨ 31,540	$ 456	₨ 31,361	₨ 45,428

[1]	Income for the year ended March 31, 2019 includes mark to market gain of ₹ 10,406 million ($ 150 million) relating to structured investments purchased from Volcan Investments Limited (Refer Note 35)